Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments	¥ 1,300,805	¥ 909,327
Deductible input value-added tax	484,257	521,630
Deposits	83,939	30,006
Receivables from third party online payment service providers	78,620	16,988
Derivative assets (Note 5)	0	105,183
Others	301,062	125,335
Total	¥ 2,248,683	¥ 1,708,469